Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

NOTE 5 – Related Party Transactions

Office Lease - The Company leases its offices in London from The Doctors Laboratory ("TDL") and has incurred expenses of approximately $146,000, $133,000 and $134,000 plus VAT during the year ended December 31, 2021, 2020 and 2019, respectively. David Byrne, a non-employee director of the Company, is the Chief Executive Officer of TDL and Dr. Ray Prudo, the Company’s Executive Chairman, is the Non-Executive Chairman of the Board of Directors of TDL.

Laboratory Testing Services - The Company has received laboratory testing services for its clinical trials provided by TDL and has incurred expenses of approximately $102,000, $234,000 and $186,000 plus VAT during the year ended December 31,2021, 2020 and 2019, respectively. The Company recorded payable balances to TDL of approximately $32,000, $100,000 and $119,000 plus VAT as of December 31,2021, 2020 and 2019, respectively.

Consulting - A non-employee director of the Company began providing business development consulting services in January 2018. The Company has incurred expenses of approximately $100,000, $100,000 and $100,000 during the year ended December 31, 2021, 2020 and 2019, respectively, relating to these consulting services.